Quarterly Report
February 28, 2021
MFS®  International Growth Fund
FGF-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 0.9%
Rolls-Royce Holdings PLC (a)	81,501,792	$122,291,522
Alcoholic Beverages – 4.1%
Diageo PLC	7,756,885	$303,943,858
Pernod Ricard S.A.	1,224,534	232,478,683
		$536,422,541
Apparel Manufacturers – 5.6%
Burberry Group PLC (a)	3,005,837	$76,028,280
Kering S.A.	202,833	128,457,874
LVMH Moet Hennessy Louis Vuitton SE	826,548	523,567,794
		$728,053,948
Automotive – 1.3%
Koito Manufacturing Co. Ltd.	1,520,400	$101,269,665
Mahindra & Mahindra Ltd.	6,491,689	72,011,139
		$173,280,804
Biotechnology – 0.2%
Hugel, Inc. (a)	133,936	$20,504,666
Business Services – 2.8%
Cap Gemini S.A.	579,480	$93,094,744
Experian PLC	5,117,186	162,048,168
Infosys Technologies Ltd., ADR	6,265,449	107,264,487
		$362,407,399
Chemicals – 0.5%
UPL Ltd.	9,524,846	$72,483,548
Computer Software – 4.1%
Dassault Systemes S.A.	332,781	$69,020,792
Kingsoft Corp.	4,945,000	34,824,527
SAP SE	3,335,692	410,758,963
Wisetech Global Ltd.	786,515	16,503,362
		$531,107,644
Computer Software - Systems – 3.5%
Amadeus IT Group S.A. (a)	1,391,442	$96,533,598
Hitachi Ltd.	6,629,400	306,014,016
NICE Systems Ltd., ADR (a)	224,516	51,535,403
		$454,083,017
Consumer Products – 5.4%
Kao Corp.	1,839,900	$124,186,517
KOSE Corp.	480,100	76,882,659
L'Oréal	694,633	253,779,667
Reckitt Benckiser Group PLC	3,019,000	252,364,260
		$707,213,103
Consumer Services – 0.3%
51job, Inc., ADR (a)	678,730	$44,524,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
Prysmian S.p.A.	4,229,609	$136,205,404
Schneider Electric SE	2,590,067	383,912,012
		$520,117,416
Electronics – 7.6%
Delta Electronics, Inc.	19,764,000	$199,650,717
Legrand S.A.	783,640	68,000,454
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,802,739	730,796,950
		$998,448,121
Energy - Independent – 1.8%
Oil Search Ltd.	27,426,406	$90,583,428
Reliance Industries Ltd.	4,958,905	140,102,833
		$230,686,261
Food & Beverages – 5.8%
Danone S.A.	3,211,472	$218,771,405
Nestle S.A.	5,148,555	537,693,316
		$756,464,721
Food & Drug Stores – 0.1%
Sugi Holdings Co. Ltd.	273,400	$19,031,174
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	894,599	$172,246,315
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	13,409,989	$38,253,819
Insurance – 3.7%
AIA Group Ltd.	38,788,600	$485,329,452
Internet – 7.2%
Alibaba Group Holding Ltd. (a)	6,799,800	$203,380,363
NAVER Corp.	822,333	274,476,969
Tencent Holdings Ltd.	4,947,300	422,562,674
Yahoo Japan Corp.	6,012,200	36,576,872
		$936,996,878
Leisure & Toys – 1.2%
BANDAI NAMCO Holdings, Inc.	699,200	$53,439,490
Prosus N.V.	872,566	103,237,081
		$156,676,571
Machinery & Tools – 3.1%
GEA Group AG	2,538,546	$87,659,746
Ingersoll Rand, Inc. (a)	2,266,673	105,037,627
Ritchie Bros. Auctioneers, Inc.	3,813,940	208,139,347
		$400,836,720
Major Banks – 1.2%
DBS Group Holdings Ltd.	8,121,700	$160,976,705
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	536,179	$36,863,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.3%
EssilorLuxottica	1,834,355	$298,787,688
QIAGEN N.V. (a)	2,700,964	133,612,840
Terumo Corp.	3,454,800	128,894,278
		$561,294,806
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	14,146,000	$70,671,183
Other Banks & Diversified Financials – 4.9%
AEON Financial Service Co. Ltd.	4,307,300	$55,832,926
Credicorp Ltd.	394,630	63,144,746
Element Fleet Management Corp.	9,794,631	96,052,958
Grupo Financiero Banorte S.A. de C.V. (a)	17,208,717	86,417,849
HDFC Bank Ltd. (a)	15,022,498	313,676,545
Komercni Banka A.S. (a)	763,170	23,854,835
		$638,979,859
Pharmaceuticals – 9.6%
Bayer AG	2,535,993	$153,357,371
Hypermarcas S.A.	5,445,188	31,849,909
Novartis AG	4,193,991	360,499,265
Novo Nordisk A.S., “B”	2,433,144	172,896,452
Roche Holding AG	1,643,498	538,317,187
		$1,256,920,184
Precious Metals & Minerals – 1.8%
Agnico-Eagle Mines Ltd.	2,616,438	$146,056,699
Franco-Nevada Corp.	780,543	83,574,406
		$229,631,105
Railroad & Shipping – 2.4%
Canadian National Railway Co.	2,886,946	$315,600,937
Restaurants – 0.7%
Yum China Holdings, Inc.	1,117,676	$66,881,732
Yum China Holdings, Inc.	448,350	26,924,873
		$93,806,605
Specialty Chemicals – 6.9%
Akzo Nobel N.V.	1,492,589	$154,083,649
L'Air Liquide S.A.	1,398,136	210,359,153
Linde PLC	1,231,688	303,460,375
Sika AG	412,319	108,875,967
Symrise AG	1,098,336	128,173,147
		$904,952,291
Specialty Stores – 0.1%
Ocado Group PLC (a)	599,202	$18,365,782
Tobacco – 0.6%
ITC Ltd.	28,075,602	$77,705,612
Total Common Stocks		$12,833,228,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.07% (v)	258,414,083	$258,414,083

Other Assets, Less Liabilities – (0.1)%		(13,100,527)
Net Assets – 100.0%		$13,078,542,180
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $258,414,083 and $12,833,228,624, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,480,230,266	$—	$—	$2,480,230,266
Switzerland	1,582,248,962	—	—	1,582,248,962
United Kingdom	935,041,870	—	—	935,041,870
Taiwan	730,796,950	199,650,717	—	930,447,667
Germany	913,562,067	—	—	913,562,067
Japan	287,199,860	614,927,737	—	902,127,597
China	631,565,150	238,204,890	—	869,770,040
Canada	849,424,347	—	—	849,424,347
India	420,941,032	362,303,132	—	783,244,164
Other Countries	2,335,571,511	251,560,133	—	2,587,131,644
Mutual Funds	258,414,083	—	—	258,414,083
Total	$11,424,996,098	$1,666,646,609	$—	$13,091,642,707
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$136,261,868	$1,232,926,253	$1,110,765,854	$(4,426)	$(3,758)	$258,414,083
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$94,747	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2021, are as follows:
France	19.0%
Switzerland	12.1%
United Kingdom	7.2%
Taiwan	7.1%
Germany	7.0%
Japan	6.9%
China	6.7%
Canada	6.5%
India	6.0%
Other Countries	21.5%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.